UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10399
                 ----------------------------------------------

                             HENDERSON GLOBAL FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1700
                             CHICAGO, ILLINOIS 60611
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                      Copy to:

       CHRISTOPHER K. YARBROUGH                          CATHY G. O'KELLY
       737 NORTH MICHIGAN AVENUE                        VEDDER PRICE P.C.
              SUITE 1700                             222 NORTH LASALLE STREET
        CHICAGO, ILLINOIS 60611                      CHICAGO, ILLINOIS 60601

       Registrant's telephone number, including area code: (312) 397-1122


Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2010

ITEM 1.           SCHEDULE OF INVESTMENTS.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

EUROPEAN FOCUS FUND
APRIL 30, 2010



                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 99.06%

               AUSTRALIA - 3.38%
    9,000,000  Centamin Egypt, Ltd. *     $  18,146,573
                                          --------------
               DENMARK - 1.06%
          684  A P Moller - Maersk A/S,
               B Shares                       5,674,233
                                          --------------
               FINLAND - 1.06%
      230,000  Sampo Oyj, A Shares            5,675,143
                                          --------------
               FRANCE - 8.53%
    2,500,000  Alcatel-Lucent *               7,978,609
      300,000  Rhodia S.A. *                  7,033,501
      150,000  Sanofi-Aventis *              10,271,007
       66,194  Vallourec S.A.                13,232,761
      275,000  Vivendi S.A.                   7,237,898
                                          --------------
                                             45,753,776
                                          --------------
               GERMANY - 9.51%
      174,370  Continental AG *               9,884,242
      215,000  Fresenius SE                  15,324,772
      220,000  HeidelbergCement AG           13,675,013
      230,000  Rhoen Klinikum AG              5,933,653
      560,000  TUI AG *                       6,209,917
                                          --------------
                                             51,027,597
                                          --------------
               GREECE - 0.28%
      372,951  Sidenor Steel Products
               Manufacturing Co. *            1,485,968
                                          --------------
               IRELAND - 2.59%
      300,000  CRH plc                        8,416,337
    2,489,271  The Bank of Ireland *          5,503,938
                                          --------------
                                             13,920,275
                                          --------------
               ITALY - 0.88%
      420,000  Azimut Holding SpA             4,723,086
                                          --------------
               KAZAKHSTAN - 5.43%
      590,000  KazMunaiGas Exploration
               Production, GDR               14,486,307
    1,724,139  Zhaikmunai LP, GDR *          14,664,425
                                          --------------
                                             29,150,732
                                          --------------
               LUXEMBOURG - 2.92%
      270,000  ArcelorMittal                 10,636,403
    1,197,500  GlobeOp Financial
               Services                       5,038,649
                                          --------------
                                             15,675,052
                                          --------------


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               NETHERLANDS - 5.43%
      410,333  A&D Pharma Holding N.V.,
               GDR *                     $    2,453,057
      570,208  Aegon N.V. *                   3,991,657
      170,000  Akzo Nobel N.V.                9,992,616
      414,902  Amtel Vredestein N.V.,
               GDR (a) (b) *                         --
      850,000  STMicroelectronics N.V.        7,951,025
    2,350,000  Wavin N.V. *                   4,733,892
                                          --------------
                                             29,122,247
                                          --------------
               NORWAY - 0.96%
    3,500,000  Sevan Marine ASA *             5,127,753
                                          --------------
               PORTUGAL - 1.66%
      557,532  Galp Energia, SGPS, S.A.,
               B Shares                       8,889,173
                                          --------------
               SPAIN - 0.27%
      606,465  Realia Business S.A. *         1,438,357
                                          --------------
               SWITZERLAND - 3.95%
      450,000  GAM Holding, Ltd. *            5,594,886
       52,559  Roche Holding AG               8,300,804
      270,000  Temenos Group AG *             7,312,153
                                          --------------
                                             21,207,843
                                          --------------
               UNITED ARAB EMIRATES - 3.53%
    3,820,139  Kingdom Hotel
               Investments, GDR (a) *        18,909,688
                                          --------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

EUROPEAN FOCUS FUND
APRIL 30, 2010 (CONTINUED)


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               UNITED KINGDOM - 46.70%
      700,000  Aero Inventory plc (a)
               (b)                       $           --
    9,209,229  Afren plc *                   12,881,462
    1,780,000  African Minerals, Ltd. *      10,023,097
    3,700,000  Ashtead Group plc              6,711,866
    2,000,000  BAE Systems plc               10,512,843
    6,390,000  Borders & Southern
               Petroleum *                    4,934,543
      900,000  British Sky Broadcasting
               Group plc                      8,440,952
      450,000  Cairn Energy plc *             2,747,309
      450,000  Capita Group plc               5,494,295
    3,150,185  Essar Energy, Ltd. *          20,243,763
    3,813,891  European Goldfields, Ltd. *   27,803,089
    2,205,861  FirstGroup plc                12,869,372
    6,576,251  Game Group plc                 9,565,097
    5,823,957  Gartmore Group, Ltd. *        13,808,927
    1,600,000  ICAP plc                       9,210,045
      210,000  Imperial Tobacco Group
               plc                            5,994,396
      900,000  Informa plc                    5,458,604
    6,832,267  ITV plc *                      7,022,368
    3,160,831  Juridica Investments,
               Ltd. (a) *                     5,561,667
    4,449,500  Kalahari Minerals plc *       12,274,387
   10,455,935  Lloyds Banking Group plc *    10,456,191
    4,972,917  Regal Petroleum plc *          3,662,260
    2,150,000  Songbird Estates plc *         5,575,895
    3,524,203  Tau Capital plc *              1,339,197
    2,000,000  The Sage Group plc             7,496,059
      837,754  Tullow Oil plc                14,491,546
      546,711  VT Group plc                   6,251,400
    3,088,160  William Hill plc               9,662,253
                                          --------------
                                            250,492,883
                                          --------------
               UNITED STATES - 0.92%
      280,000  Virgin Media, Inc.             4,925,200
                                          --------------

               TOTAL COMMON STOCK
               (Cost $517,501,652)          531,345,579
                                          --------------

PREFERRED STOCK - 2.30%

               GERMANY - 2.30%
      127,832  Volkswagen AG                 12,325,591
                                          --------------

               TOTAL PREFERRED STOCK
               (Cost $11,475,363)            12,325,591
                                          --------------

REITS - 0.90%

               UNITED KINGDOM - 0.90%
      810,000  Shaftesbury plc                4,821,515
                                          --------------

               TOTAL REITS
               (Cost $3,795,845)              4,821,515
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $532,772,860)        $ 548,492,685
                                          --------------

SHORT TERM INVESTMENT - 2.15%

   11,546,697  Fidelity Institutional
               Treasury Portfolio            11,546,697
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $11,546,697)            11,546,697
                                          --------------
TOTAL INVESTMENTS - 104.41%
               (Cost $544,319,557)           560,039,382
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  (4.41)%                                    (23,641,163)
                                          --------------
TOTAL NET ASSETS - 100.00%                $  536,398,219
                                          --------------

        *  Non income producing security

      (a) Security deemed illiquid in accordance to the policies and procedures adopted by the Board of Trustees. At April 30, 2010, these securities had an aggregate value of $24,471,355, which represents 4.6% of net assets.

      (b) Fair valued at April 30, 2010 as determined in good faith using procedures adopted by Board of Trustees.

      GDR  Global Depositary Receipts

     REIT  Real Estate Investment Trust


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)



 EUROPEAN FOCUS FUND
 APRIL 30, 2010

 OTHER INFORMATION:

 INDUSTRY CONCENTRATION AS                              % OF NET
 A PERCENTAGE OF NET ASSETS:                              ASSETS
 ---------------------------------------------------------------
 Oil & Gas Exploration & Production                       16.41%
 Gold                                                      8.56
 Asset Management & Custody Banks                          4.75
 Hotels, Resorts & Cruise Lines                            4.69
 Construction Materials                                    4.12
 Pharmaceuticals                                           3.46
 Diversified Banks                                         2.97
 Health Care Equipment                                     2.86
 Application Software                                      2.76
 Cable & Satellite                                         2.49
 Industrial Machinery                                      2.47
 Trucking                                                  2.40
 Automobile Manufacturers                                  2.30
 Diversified Metals & Mining                               2.29
 Steel                                                     2.26
 Aerospace & Defense                                       1.96
 Precious Metals & Minerals                                1.87
 Diversified Chemicals                                     1.86
 Tires & Rubber                                            1.84
 Casinos & Gaming                                          1.80
 Computer & Electronics Retail                             1.78
 Investment Banking & Brokerage                            1.72
 Integrated Oil & Gas                                      1.66
 Communications Equipment                                  1.49
 Semiconductors                                            1.48
 Movies & Entertainment                                    1.35
 Specialty Chemicals                                       1.31
 Broadcasting                                              1.31
 Trading Companies & Distributors                          1.25
 Diversified Support Services                              1.17
 Tobacco                                                   1.12
 Health Care Facilities                                    1.10
 Multi-line Insurance                                      1.06
 Marine                                                    1.06
 Real Estate Operating Companies                           1.04
 Industrial Conglomerates                                  1.04
 Human Resource & Employment Services                      1.02
 Publishing                                                1.02
 Oil & Gas Equipment & Services                            0.96
 Other Diversified Financial Services                      0.94
 Diversified REIT's                                        0.90
 Construction & Engineering                                0.88
 Life & Health Insurance                                   0.75
 Health Care Distributors                                  0.46
 Diversified Real Estate Activities                        0.27
                                                     -----------
 Long Term Investments                                   102.26
 Short Term Investment                                     2.15
                                                     -----------
 Total Investments                                       104.41
 Net Other Assets and Liabilities                         (4.41)
                                                     -----------
                                                         100.00%
                                                     ===========


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


1. All percentages are based on the net assets of the Henderson European Focus Fund (the "Fund") as of April 30, 2010.

2. Net unrealized appreciation of the Fund's investment securities was $15,719,825 of which $87,291,698 related to the appreciated investment securities and $71,571,873 related to depreciated investment securities for the fiscal quarter ended April 30, 2010.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices. Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 defines fair value, establishes a framework for measuring fair value generally accepted accounting principles ("GAAP") and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

On January 21, 2010, the FASB issued an ASU, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the Fund is evaluating the implications of the amendment to ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

-----------------------------------------------------------------------------------------------------------------
                                                      QUOTED
                                                    PRICES IN
                                                      ACTIVE       SIGNIFICANT
                                                    MARKETS FOR       OTHER          SIGNIFICANT
                                                     IDENTICAL     OBSERVABLE       UNOBSERVABLE
                                                      ASSETS         INPUTS            INPUTS
DESCRIPTION                                          (LEVEL 1)     (LEVEL 2)*         (LEVEL 3)        TOTAL
-----------------------------------------------------------------------------------------------------------------
Common Stocks
    Australia                                                $-- $  18,146,573                $-- $  18,146,573
    Denmark                                                   --     5,674,233                 --     5,674,233
    Finland                                                   --     5,675,143                 --     5,675,143
    France                                                    --    45,753,776                 --    45,753,776
    Germany                                                   --    51,027,597                 --    51,027,597
    Greece                                                    --     1,485,968                 --     1,485,968
    Ireland                                                   --    13,920,275                 --    13,920,275
    Italy                                                     --     4,723,086                 --     4,723,086
    Kazakhstan                                        29,150,732            --                 --    29,150,732
    Luxembourg                                                --    15,675,052                 --    15,675,052
    Netherlands                                               --    29,122,247                 --    29,122,247
    Norway                                                    --     5,127,753                 --     5,127,753
    Portugal                                                  --     8,889,173                 --     8,889,173
    Spain                                                     --     1,438,357                 --     1,438,357
    Switzerland                                               --    21,207,843                 --    21,207,843
    United Arab Emirates                              18,909,688            --                 --    18,909,688
    United Kingdom                                     1,339,197   249,153,686                 --    250,492,883
    United States                                      4,925,200            --                 --     4,925,200
-----------------------------------------------------------------------------------------------------------------
Total Common Stock                                    54,324,817   477,020,762                 --   531,345,579
-----------------------------------------------------------------------------------------------------------------
Preferred Stock
    Germany                                                   --    12,325,591                 --    12,325,591
-----------------------------------------------------------------------------------------------------------------
Total Preferred Stock                                         --    12,325,591                 --    12,325,591
-----------------------------------------------------------------------------------------------------------------
REITS
    United Kingdom                                            --     4,821,515                 --     4,821,515
-----------------------------------------------------------------------------------------------------------------
Total REITS                                                   --     4,821,515                 --     4,821,515
-----------------------------------------------------------------------------------------------------------------
Short Term Investment                                 11,546,697            --                 --    11,546,697
-----------------------------------------------------------------------------------------------------------------
Total Investments                                     65,871,514   494,167,868                 --   560,039,382
-----------------------------------------------------------------------------------------------------------------
Total                                             $   65,871,514 $ 494,167,868                $-- $ 560,039,382
-----------------------------------------------------------------------------------------------------------------

* Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold. These investments in securities were classified as Level 2 rather than Level 1.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:




                                                                                 CHANGE IN
                                                       ACCRUED                   UNREALIZED
                                        BALANCE AS    DISCOUNTS/    REALIZED    APPRECIATION       NET           NET
INVESTMENTS IN SECRUITIES             AUGUST 1, 2009   PREMIUMS   GAIN/(LOSS)  (DEPRECIATION)   PURCHASESES     SALES
-------------------------------------------------------------------------------------------------------------------------
Common Stocks
     Netherlands
        Amtel Vredestein N.V, GDR                  $0         $0           $0             $0           $0             $0

     United Kingdom
        Aero Inventory plc                 $6,917,986         $0  ($5,629,127)    $3,242,093           $0    ($4,530,952)


                                     ------------------------------------------------------------------------------------
                            Total          $6,917,986         $0  ($5,629,127)   ($1,321,829)  $4,563,922    ($4,530,952)
                                     ====================================================================================



                                                                                                      ENDING
                                                                                                    UNREALIZED
                                                                                                  APPRECIATION
                                                                                                  (DEPRECIATION)
                                                                                                FROM INVESTMENTS
                                       NET TRANSFERS IN  NET TRANSFERS        BALANCE AS OF     HELD AT APRIL 30,
INVESTMENTS IN SECRUITIES                 TO LEVEL 3     OUT OF LEVEL 3       APRIL 30, 2010           2010
-----------------------------------------------------------------------------------------------------------------
Common Stocks
     Netherlands
        Amtel Vredestein N.V, GDR                    $0              $0                   $0         ($4,563,922)

     United Kingdom
        Aero Inventory plc                           $0              $0                   $0         ($5,570,247)


                                     ----------------------------------------------------------------------------
                            Total                    $0              $0                   $0        ($10,134,169)
                                     ============================================================================


The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds' financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended April 30, 2010.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
GLOBAL EQUITY INCOME FUND
APRIL 30, 2010


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 96.27%

               AUSTRIA - 1.46%
      356,584  Oesterreichische Post AG  $   10,243,609
                                          --------------
               BELGIUM - 1.23%
      245,583  Belgacom S.A.                  8,612,738
                                          --------------
               CHINA - 1.55%
    8,248,000  Bank of China, Ltd.,
               Class H                        4,243,131
       57,753  PetroChina Co., Ltd., ADR      6,649,103
                                          --------------
                                             10,892,234
                                          --------------
               CYPRUS - 0.80%
    1,011,603  ProSafe SE                     5,604,357
                                          --------------
               CZECH REPUBLIC - 0.48%
      152,320  Telefonica 02 Czech
               Republic a.s.                  3,377,716
                                          --------------
               FINLAND - 1.62%
      935,045  Nokia Oyj *                   11,379,695
                                          --------------
               FRANCE - 11.08%
      624,478  AXA S.A.                      12,412,713
      146,569  Compagnie de Saint-Gobain      7,158,634
      484,595  France Telecom S.A.           10,622,469
      135,062  Metropole Television S.A.      3,479,524
      193,824  Sanofi-Aventis *              13,271,784
      234,705  Total S.A.                    12,717,951
       37,996  Vallourec S.A.                 7,595,734
      394,225  Vivendi                       10,375,855
                                          --------------
                                             77,634,664
                                          --------------
               GERMANY - 11.61%
      124,355  Allianz SE                    14,276,163
      205,944  BASF SE                       12,041,636
    1,023,091  Deutsche Telekom AG           13,303,380
      300,000  E.ON AG                       11,078,190
      105,860  Muenchener
               Rueckversicherungs-
               Gesellschaft AG               14,960,502
      192,607  RWE AG                        15,760,573
                                          --------------
                                             81,420,444
                                          --------------
               GREECE - 0.82%
      281,344  OPAP S.A.                      5,717,296
                                          --------------
               HONG KONG - 1.43%
    4,142,500  BOC Hong Kong (Holdings),
               Ltd.                          10,021,512
                                          --------------
               IRELAND - 0.68%
      169,564  CRH plc                        4,757,026
                                          --------------


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               ITALY - 4.98%
      593,416  ENI SpA                   $   13,302,857
    2,719,694  Snam Rete Gas SpA             12,886,819
    2,155,020  Terna - Rete Elettrica
               Nationale SpA                  8,737,991
                                          --------------
                                             34,927,667
                                          --------------
               JAPAN - 1.95%
       88,400  Astellas Pharma, Inc.          3,102,376
        4,442  NTT DoCoMo, Inc.               6,909,466
       84,700  Takeda Pharmaceutical
               Co., Ltd.                      3,645,140
                                          --------------
                                             13,656,982
                                          --------------
               LUXEMBOURG - 0.58%
      176,135  SES                            4,046,524
                                          --------------
               NETHERLANDS - 6.39%
      847,423  Koninklijke (Royal) KPN
               N.V.                          12,670,133
      153,122  Koninklijke Philips
               Electronics N.V.               5,174,257
      316,228  Royal Dutch Shell plc,
               Class B                        9,542,464
      257,487  Unilever N.V.                  7,869,019
      465,076  Wolters Kluwer N.V.            9,537,626
                                          --------------
                                             44,793,499
                                          --------------
               NORWAY - 1.03%
      300,000  Statoil ASA                    7,242,034
                                          --------------
               SINGAPORE - 2.99%
    1,022,000  Keppel Corp., Ltd.             7,260,187
    2,346,000  SembCorp Industries, Ltd.      7,136,490
    2,846,000  Singapore Technologies
               Engineering, Ltd.              6,534,871
                                          --------------
                                             20,931,548
                                          --------------
               SPAIN - 1.13%
      631,441  Banco Santander S.A.           7,933,116
                                          --------------
               SWITZERLAND - 5.13%
      272,650  Credit Suisse Group AG        12,472,844
      276,272  Nestle S.A.                   13,483,315
        4,330  Roche Holding AG                 683,850
       41,915  Zurich Financial Services
               AG                             9,345,154
                                          --------------
                                             35,985,163
                                          --------------
               TAIWAN - 1.80%
    6,225,320  Asia Cement Corp.              5,821,682
    6,335,000  CTCI Corp.                     6,768,050
                                          --------------
                                             12,589,732
                                          --------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
GLOBAL EQUITY INCOME FUND
APRIL 30, 2010 (CONTINUED)


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               UNITED KINGDOM - 24.99%
       89,764  Aviva plc                 $      475,026
    1,043,504  BAE Systems plc                5,485,097
    1,555,523  Balfour Beatty plc             6,585,756
    1,564,937  BP plc                        13,633,137
       19,120  British American Tobacco
               plc                              600,522
    1,554,376  Catlin Group, Ltd.             8,377,134
    1,347,314  Centrica plc                   6,038,271
      864,414  GlaxoSmithKline plc           16,008,855
    3,208,082  Home Retail Group plc         13,515,153
    2,674,022  J Sainsbury plc               13,736,879
    1,016,645  Man Group plc                  3,779,536
    2,624,094  Marston's plc                  4,078,394
    1,764,550  National Grid plc             17,038,241
      660,082  Provident Financial plc        8,480,208
      796,909  Severn Trent plc              14,122,393
    3,957,753  Smiths News plc                7,501,590
      360,994  Tesco plc                      2,401,372
      500,000  The Sage Group plc             1,874,015
    1,721,024  United Utilities Group
               plc                           14,119,576
    7,787,745  Vodafone Group plc            17,312,196
                                          --------------
                                            175,163,351
                                          --------------
               UNITED STATES - 12.54%
      225,111  Atmos Energy Corp.             6,658,784
      299,604  Bristol-Myers Squibb Co.       7,576,985
      439,656  ConAgra Foods, Inc.           10,758,382
      115,093  Diamond Offshore
               Drilling, Inc.                 9,103,856
      248,418  Paychex, Inc.                  7,601,591
      541,518  Pfizer, Inc.                   9,054,181
      315,934  Pitney Bowes, Inc.             8,024,724
      189,310  Progress Energy, Inc.          7,557,255
      204,084  Reynolds American, Inc.       10,902,167
       84,789  The Procter & Gamble Co.       5,270,484
      186,372  Verizon Communications,
               Inc.                           5,384,287
                                          --------------
                                             87,892,696
                                          --------------

               TOTAL COMMON STOCK
               (Cost $715,560,399)          674,823,603
                                          --------------

REITS - 0.34%
               NETHERLANDS - 0.34%
       40,687  Corio N.V.                     2,363,798
                                          --------------

               TOTAL REITS
               (Cost $2,453,152)              2,363,798
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $718,013,551)      $   677,187,401
                                          --------------

SHORT TERM INVESTMENT - 1.16%

    8,167,985  Fidelity Institutional
               Treasury Portfolio             8,167,985
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $8,167,985)              8,167,985
                                          --------------
TOTAL INVESTMENTS - 97.77%
               (Cost $726,181,536)           685,355,386
                                          --------------
NET OTHER ASSETS AND LIABILITIES -           15,605,480
  2.23%
                                          --------------
TOTAL NET ASSETS - 100.00%              $   700,960,866
                                          --------------

        *  Non income producing security

      ADR  American Depositary Receipts


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)


 GLOBAL EQUITY INCOME FUND
 APRIL 30, 2010


 OTHER INFORMATION:

 INDUSTRY CONCENTRATION AS                          % OF NET
 A PERCENTAGE OF NET ASSETS:                         ASSETS
 -------------------------------------------------------------
 Integrated Oil & Gas                                 9.01%
 Integrated Telecommunication Services                7.71
 Pharmaceuticals                                      7.60
 Multi-Utilities                                      7.55
 Multi-line Insurance                                 5.20
 Packaged Foods & Meats                               4.58
 Electric Utilities                                   3.90
 Wireless Telecommunication Services                  3.46
 Diversified Banks                                    3.16
 Industrial Conglomerates                             2.80
 Gas Utilities                                        2.79
 Food Retail                                          2.30
 Reinsurance                                          2.13
 Water Utilities                                      2.01
 Catalog Retail                                       1.93
 Construction & Engineering                           1.91
 Diversified Capital Markets                          1.78
 Diversified Chemicals                                1.72
 Aerospace & Defense                                  1.71
 Tobacco                                              1.65
 Communications Equipment                             1.62
 Construction Materials                               1.51
 Movies & Entertainment                               1.48
 Air Freight & Logistics                              1.46
 Publishing                                           1.36
 Oil & Gas Drilling                                   1.30
 Consumer Finance                                     1.21
 Property & Casualty Insurance                        1.20
 Office Services & Supplies                           1.14
 Data Processing & Outsourced Services                1.08
 Industrial Machinery                                 1.08
 Distributors                                         1.07
 Building Products                                    1.02
 Casinos & Gaming                                     0.82
 Oil & Gas Equipment & Services                       0.80
 Household Products                                   0.75
 Restaurants                                          0.58
 Cable & Satellite                                    0.58
 Asset Management & Custody Banks                     0.54
 Broadcasting                                         0.50
 Retail REIT's                                        0.34
 Application Software                                 0.27
                                                   -----------
 Long Term Investments                               96.61
 Short Term Investment                                1.16
                                                   -----------
 Total Investments                                   97.77
 Net Other Assets and Liabilities                     2.23
                                                   -----------
                                                    100.00%
                                                   ===========


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


1. All percentages are based on the net assets of the Henderson Global Equity Income Fund (the "Fund") as of April 30, 2010.

2. Net unrealized depreciation of the Fund's investment securities was $40,826,150 of which $11,261,639 related to the appreciated investment securities and $52,087,789 related to depreciated investment securities for the fiscal quarter ended April 30, 2010.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices. Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 defines fair value, establishes a framework for measuring fair value generally accepted accounting principles ("GAAP") and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

On January 21, 2010, the FASB issued an ASU, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the Fund is evaluating the implications of the amendment to ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

----------------------------------------------------------------------------------------------------------------
                                                       QUOTED
                                                      PRICES IN
                                                       ACTIVE      SIGNIFICANT
                                                     MARKETS FOR      OTHER        SIGNIFICANT
                                                      IDENTICAL    OBSERVABLE     UNOBSERVABLE
                                                       ASSETS        INPUTS          INPUTS
DESCRIPTION                                           (LEVEL 1)    (LEVEL 2) *      (LEVEL 3)         TOTAL
----------------------------------------------------------------------------------------------------------------
Common Stocks
    Austria                                                  $-- $  10,243,609                $-- $  10,243,609
    Belgium                                                   --     8,612,738                 --     8,612,738
    China                                              6,649,103     4,243,131                 --    10,892,234
    Cyprus                                                    --     5,604,357                 --     5,604,357
    Czech Republic                                            --     3,377,716                 --     3,377,716
    Finland                                                   --    11,379,695                 --    11,379,695
    France                                                    --    77,634,664                 --    77,634,664
    Germany                                                   --    81,420,444                 --    81,420,444
    Greece                                                    --     5,717,296                 --     5,717,296
    Hong Kong                                                 --    10,021,512                 --    10,021,512
    Ireland                                                   --     4,757,026                 --     4,757,026
    Italy                                                     --    34,927,667                 --    34,927,667
    Japan                                                     --    13,656,982                 --    13,656,982
    Luxembourg                                                --     4,046,524                 --     4,046,524
    Netherlands                                               --    44,793,499                 --    44,793,499
    Norway                                                    --     7,242,034                 --     7,242,034
    Singapore                                                 --    20,931,548                 --    20,931,548
    Spain                                                     --     7,933,116                 --     7,933,116
    Switzerland                                               --    35,985,163                 --    35,985,163
    Taiwan                                                    --    12,589,732                 --    12,589,732
    United Kingdom                                            --   175,163,351                 --   175,163,351
    United States                                     87,892,696             --                 --    87,892,696
----------------------------------------------------------------------------------------------------------------
Total Common Stock                                    94,541,799   580,281,804                 --   674,823,603
----------------------------------------------------------------------------------------------------------------
REITS
    Netherlands                                               --     2,363,798                 --     2,363,798
----------------------------------------------------------------------------------------------------------------
Total REITS                                                   --     2,363,798                 --     2,363,798
----------------------------------------------------------------------------------------------------------------
Short Term Investment                                  8,167,985            --                 --     8,167,985
----------------------------------------------------------------------------------------------------------------
Total Investments                                    102,709,784   582,645,602                 --   685,355,386
----------------------------------------------------------------------------------------------------------------
Total                                             $  102,709,784 $ 582,645,602                $-- $ 685,355,386
----------------------------------------------------------------------------------------------------------------
Other Financial Instruments **                                --       294,018                 --       294,018
----------------------------------------------------------------------------------------------------------------
Total                                             $  102,709,784 $ 582,939,620                $-- $ 685,649,404
----------------------------------------------------------------------------------------------------------------

* Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold. These investments in securities were classified as Level 2 rather than Level 1.

**Other financial instruments are derivative instruments such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.


The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds' financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations.

The Fund held the following open forward foreign currency contracts at April 30, 2010 follows:

                                                                                                 Unrealized
                              Value date          Local amount        Current value       appreciation/depreciation
                            ----------------     ---------------     ----------------     --------------------------
British Pound Short                 7/12/10          37,000,000      $    56,596,420      $                (645,020)
Euro Short                          7/12/10          76,000,000          101,211,489                        744,791
Euro Short                          7/12/10          25,000,000           33,293,253                        194,247
                                                                                          --------------------------
                                                                                          $                 294,018

The following is a summary of realized gains/losses and change in unrealized gain/loss incurred on forward foreign currency contracts during the period ended April 30, 2010:

                                           Change in
                            Realized       unrealized
Currency                      gain          gain/loss


British Pound               $3,347,575      $241,048
-------------------------------------------------------
Euro                         4,117,248       939,038
-------------------------------------------------------

During the period ended April 30, 2010, the Fund's average notional value related to open forward foreign currency contracts was $191 million or 27.2% of net assets.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
APRIL 30, 2010


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 98.56%

               BELGIUM - 0.92%
        3,202  Anheuser-Busch InBev N.V. $      155,801
                                          --------------
               CHINA - 3.08%
      341,000  Bank of China, Ltd.,
               Class H                          175,425
        5,018  Ctrip.com International,
               Ltd., ADR *                      183,257
       19,500  Ping An Insurance (Group)
               Co. of China, Ltd., Class H      165,976
                                          --------------
                                                524,658
                                          --------------
               HONG KONG - 5.34%
      594,000  361 Degrees
               International, Ltd.              425,410
      298,000  Sands China, Ltd. *              482,836
                                          --------------
                                                908,246
                                          --------------
               INDIA - 2.14%
       12,850  Axis Bank, Ltd. GDR              363,671
                                          --------------
               INDONESIA - 1.24%
      140,500  PT Telekomunikasi
               Indonesia Tbk                    120,839
        2,600  PT Telekomunikasi
               Indonesia Tbk, ADR                90,272
                                          --------------
                                                211,111
                                          --------------
               IRELAND - 2.35%
        8,350  Covidien plc                     400,717
                                          --------------
               ITALY - 1.07%
        4,868  Saipem SpA                       182,609
                                          --------------
               JAPAN - 10.26%
        1,300  Keyence Corp.                    310,041
       30,000  Kubota Corp.                     263,839
       10,200  Makita Corp.                     316,241
        1,300  SMC Corp.                        186,580
       35,000  The Bank of Yokohama,
               Ltd.                             182,907
        2,910  Yamada Denki Co., Ltd.           226,337
       17,700  Yamaha Motor Co., Ltd. *         260,804
                                          --------------
                                              1,746,749
                                          --------------
               NETHERLANDS - 1.72%
        4,955  Randstad Holding N.V. *          252,601
        1,991  Sensata Technologies
               Holding N.V. *                    39,820
                                          --------------
                                                292,421
                                          --------------


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               SINGAPORE - 5.99%
      190,000  CapitaMalls Asia, Ltd.    $      299,774
      192,544  Genting Singapore plc *          132,361
       41,000  Keppel Corp., Ltd.               291,260
       59,000  Wilmar International,
               Ltd.                             295,868
                                          --------------
                                              1,019,263
                                          --------------
               SWITZERLAND - 6.35%
       13,342  ABB, Ltd. *                      256,765
        1,983  Roche Holding AG                 313,181
       32,997  UBS AG *                         509,788
                                          --------------
                                              1,079,734
                                          --------------
               TAIWAN - 1.54%
       56,000  Hon Hai Precision
               Industry Co., Ltd.               261,574
                                          --------------
               UNITED KINGDOM - 12.82%
        6,467  Autonomy Corp., plc *            177,953
       25,070  Cairn Energy plc *               153,056
       67,424  Essar Energy, Ltd. *             433,281
        5,010  Rio Tinto plc                    252,726
       31,944  Serco Group plc                  305,321
       10,445  Shire plc                        230,473
       47,902  Tesco plc                        318,649
       18,754  Xstrata plc                      310,562
                                          --------------
                                              2,182,021
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
APRIL 30, 2010 (CONTINUED)


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               UNITED STATES - 43.74%
        8,363  American Tower Corp.,
               Class A *                 $      341,294
        5,300  Anadarko Petroleum Corp.         329,448
        2,068  Apple, Inc. *                    539,996
        6,000  Carnival Corp.                   250,200
       17,708  Cisco Systems, Inc. *            476,699
        7,300  CSX Corp.                        409,165
        7,200  DreamWorks Animation SKG,
               Inc., Class A *                  285,768
        9,700  Emerson Electric Co.             506,631
        2,739  Equinix, Inc. *                  275,680
        3,369  Express Scripts, Inc. *          337,338
        5,511  Hess Corp.                       350,224
        9,598  Lazard, Ltd., Class A            371,059
       16,700  Lowe's Cos, Inc.                 452,904
        6,700  Mead Johnson Nutrition
               Co.                              345,787
       15,700  Microsoft Corp.                  479,478
        5,681  Northern Trust Corp.             312,341
        5,731  PepsiCo, Inc.                    373,776
        3,732  Praxair, Inc.                    312,630
        6,270  Thermo Fisher Scientific,
               Inc. *                           346,606
        5,000  United Parcel Service,
               Inc., Class B                    345,700
                                          --------------
                                              7,442,724
                                          --------------

               TOTAL COMMON STOCK
               (Cost $13,051,133)            16,771,299
                                          --------------

PREFERRED STOCK - 2.47%

               GERMANY - 2.47%
        5,805  Fresenius SE                     420,072
                                          --------------

               TOTAL PREFERRED STOCK
               (Cost $327,974)                  420,072
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $13,379,107)            17,191,371
                                          --------------
TOTAL INVESTMENTS - 101.03%
               (Cost $13,379,107)             17,191,371
                                          --------------
NET OTHER ASSETS AND LIABILITIES -             (174,653)
  (1.03)%
                                          --------------
TOTAL NET ASSETS - 100.00%              $    17,016,718
                                           ------------

        *  Non income producing security

      ADR  American Depositary Receipts

      GDR  Global Depositary Receipts


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)


 GLOBAL OPPORTUNITIES FUND
 APRIL 30, 2010

 OTHER INFORMATION:

 INDUSTRY CONCENTRATION AS                          % OF NET
 A PERCENTAGE OF NET ASSETS:                         ASSETS
 -------------------------------------------------------------
 Oil & Gas Exploration & Production                   5.39%
 Health Care Equipment                                4.82
 Casinos & Gaming                                     3.62
 Diversified Metals & Mining                          3.31
 Regional Banks                                       3.21
 Electrical Components & Equipment                    3.21
 Pharmaceuticals                                      3.19
 Computer Hardware                                    3.17
 Integrated Telecommunication Services                3.00
 Diversified Capital Markets                          3.00
 Systems Software                                     2.82
 Communications Equipment                             2.80
 Home Improvement Retail                              2.66
 Hotels, Resorts & Cruise Lines                       2.55
 Apparel, Accessories & Luxury Goods                  2.50
 Railroads                                            2.40
 Soft Drinks                                          2.20
 Investment Banking & Brokerage                       2.18
 Integrated Oil & Gas                                 2.06
 Life Sciences Tools & Services                       2.04
 Packaged Foods & Meats                               2.03
 Air Freight & Logistics                              2.03
 Wireless Telecommunication Services                  2.01
 Health Care  Services                                1.98
 Food Retail                                          1.87
 Household Appliances                                 1.86
 Industrial Gases                                     1.84
 Asset Management & Custody Banks                     1.83
 Electronic Equipment & Instruments                   1.82
 Environmental & Facilities Services                  1.79
 Agricultural Products                                1.74
 Industrial Conglomerates                             1.71
 Movies & Entertainment                               1.68
 Internet Software & Services                         1.62
 Construction & Farm Machinery & Heavy
 Trucks                                               1.55
 Electronic Manufacturing Services                    1.54
 Motorcycle Manufacturers                             1.53
 Heavy Electrical Equipment                           1.51
 Human Resource & Employment Services                 1.49
 Computer & Electronics Retail                        1.33
 Industrial Machinery                                 1.10
 Oil & Gas Equipment & Services                       1.07
 Application Software                                 1.05
 Diversified Banks                                    1.03
 Life & Health Insurance                              0.97
 Brewers                                              0.92
                                                   -----------
 Total Investments                                  101.03
 Net Other Assets and Liabilities                    (1.03)
                                                   -----------
                                                    100.00%
                                                   ===========


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


1. All percentages are based on the net assets of the Henderson Global Opportunities Fund (the "Fund") as of April 30, 2010.

2. Net unrealized appreciation of the Fund's investment securities was $3,812,264 of which $3,855,415 related to the appreciated investment securities and $43,151 related to depreciated investment securities for the fiscal quarter ended April 30, 2010.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 defines fair value, establishes a framework for measuring fair value generally accepted accounting principles ("GAAP") and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

On January 21, 2010, the FASB issued an ASU, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the Fund is evaluating the implications of the amendment to ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

 ---------------------------------------------------------------------------------------------------------------
                                                      QUOTED
                                                     PRICES IN
                                                      ACTIVE      SIGNIFICANT
                                                    MARKETS FOR      OTHER         SIGNIFICANT
                                                     IDENTICAL    OBSERVABLE      UNOBSERVABLE
                                                      ASSETS        INPUTS           INPUTS
DESCRIPTION                                          (LEVEL 1)    (LEVEL 2) *       (LEVEL 3)        TOTAL
 ---------------------------------------------------------------------------------------------------------------
Common Stocks
    Belgium                                                  $-- $     155,801                $-- $     155,801
    China                                                183,257       341,401                 --       524,658
    Hong Kong                                                 --       908,246                 --       908,246
    India                                                363,671            --                 --       363,671
    Indonesia                                             90,272       120,839                 --       211,111
    Ireland                                              400,717            --                 --       400,717
    Italy                                                     --       182,609                 --       182,609
    Japan                                                     --     1,746,749                 --     1,746,749
    Netherlands                                           39,820       252,601                 --       292,421
    Singapore                                                 --     1,019,263                 --     1,019,263
    Switzerland                                               --     1,079,734                 --     1,079,734
    Taiwan                                                    --       261,574                 --       261,574
    United Kingdom                                            --     2,182,021                 --     2,182,021
    United States                                      7,442,724            --                 --     7,442,724
 ---------------------------------------------------------------------------------------------------------------
Total Common Stock                                     8,520,461     8,250,838                 --    16,771,299
 ---------------------------------------------------------------------------------------------------------------
Preferred Stock
    Germany                                                   --       420,072                 --       420,072
 ---------------------------------------------------------------------------------------------------------------
Total Preferred Stock                                         --       420,072                 --       420,072
 ---------------------------------------------------------------------------------------------------------------
Total Investments                                      8,520,461     8,670,910                 --    17,191,371
 ---------------------------------------------------------------------------------------------------------------
Total                                             $    8,520,461 $   8,670,910                $-- $  17,191,371
 ---------------------------------------------------------------------------------------------------------------

* Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold. These investments in securities were classified as Level 2 rather than Level 1.


The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds' financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended April 30, 2010.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
GLOBAL TECHNOLOGY FUND
APRIL 30, 2010


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 97.73%

               ARGENTINA - 1.48%
       59,725  MercadoLibre*              $   3,011,334
                                          -------------

               CHINA - 5.65%
        4,645  Baidu.com, Inc., ADR *         3,201,798
      140,530  Ctrip.com International,
               Ltd., ADR *                    5,132,156
      152,154  Tencent Holdings, Ltd.         3,123,586
                                          --------------
                                             11,457,540
                                          --------------
               GERMANY - 1.48%
       62,465  SAP AG                         3,009,293
                                          --------------
               IRELAND - 1.48%
       68,713  Accenture plc, Class A         2,998,635
                                          --------------
               NETHERLANDS - 3.96%
      110,343  ASM International N.V. *       2,871,602
      100,202  VistaPrint N.V. *              5,168,419
                                          --------------
                                              8,040,021
               SWITZERLAND - 1.27%
       95,401  Temenos Group AG *             2,583,655
                                          --------------
               TAIWAN - 9.86%
      680,000  Hon Hai Precision
               Industry Co., Ltd.             3,176,252
      174,488  MediaTek, Inc.                 2,935,601
    1,946,410  Radiant Opto-Electronics
               Corp.                          2,907,085
    1,623,000  Siliconware Precision
               Industries Co.                 1,982,847
    3,019,000  Taiwan Semiconductor
               Manufacturing Co., Ltd.        5,888,471
    1,622,599  Wistron Corp.                  3,104,362
                                          --------------
                                             19,994,618
                                          --------------
               UNITED KINGDOM - 4.70%
      218,365  Autonomy Corp., plc *          6,008,752
      280,056  Rightmove plc                  2,978,185
       30,537  Xyratex, Ltd. *                  537,451
                                          --------------
                                              9,524,388
                                          --------------


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               UNITED STATES - 67.85%
      239,114  Activision Blizzard, Inc. $    2,649,383
      152,757  Adobe Systems, Inc. *          5,131,108
       41,912  Amazon.com, Inc. *             5,744,459
       99,808  Analog Devices, Inc.           2,987,253
       60,089  ANSYS, Inc. *                  2,704,005
       34,929  Apple, Inc. *                  9,120,660
       76,684  Atheros Communications *       2,978,407
      325,147  Cisco Systems, Inc. *          8,752,957
       57,489  Cognizant Technology
               Solutions Corp. *              2,942,287
      108,233  ComScore, Inc. *               1,964,429
      143,630  Corning, Inc.                  2,764,877
      173,943  Dell, Inc. *                   2,814,398
       45,444  F5 Networks, Inc. *            3,109,733
       12,174  First Solar, Inc. *            1,747,578
        9,653  Google, Inc., Class A *        5,072,072
      113,656  GSI Commerce, Inc. *           3,097,126
       55,272  Hewlett-Packard Co.            2,872,486
      251,714  Intel Corp.                    5,746,631
       21,513  International Business
               Machines Corp.                 2,775,177
       80,070  Intuit, Inc. *                 2,895,331
      149,267  Marvell Technology Group,
               Ltd. *                         3,082,364
       66,238  McAfee, Inc. *                 2,301,771
       87,207  MICROS Systems, Inc. *         3,240,612
      197,794  Microsoft Corp.                6,040,629
      173,857  NetApp, Inc. *                 6,027,622
       34,403  NetFlix, Inc. *                3,397,984
       45,898  Netlogic Microsystems,
               Inc. *                         1,430,641
      338,058  ON Semiconductor Corp. *       2,684,181
      233,719  Oracle Corp.                   6,039,299
       23,038  Priceline.com, Inc. *          6,037,108
       92,581  Red Hat, Inc. *                2,765,394
       76,233  Rovi Corp. *                   2,971,562
      346,812  Skyworks Solutions, Inc. *     5,840,314
       97,829  Tekelec *                      1,773,640
       49,666  VMware, Inc., Class A *        3,061,412
       62,025  WebMD Health Corp. *           3,004,491
                                          --------------
                                            137,569,381
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
GLOBAL TECHNOLOGY FUND
APRIL 30, 2010 (CONTINUED)


               TOTAL LONG TERM
               INVESTMENTS
               (Cost $150,468,152)      $   198,188,865
                                          --------------

SHORT TERM INVESTMENT - 0.56%

    1,141,037  Fidelity Institutional
               Treasury Portfolio             1,141,037
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $1,141,037)              1,141,037
                                          --------------
TOTAL INVESTMENTS - 98.29%
               (Cost $151,609,189)           199,329,902
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  1.71%                                       3,462,080
                                          --------------
TOTAL NET ASSETS - 100.00%              $   202,791,982
                                          --------------

        *  Non income producing security

      ADR  American Depositary Receipts


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

GLOBAL TECHNOLOGY FUND
APRIL 30, 2010


 OTHER INFORMATION:

 INDUSTRY CONCENTRATION AS                          % OF NET
 A PERCENTAGE OF NET ASSETS:                         ASSETS
 -------------------------------------------------------------
 Semiconductors                                       18.96%
 Internet Software & Services                         13.63
 Systems Software                                     13.03
 Application Software                                 11.00
 Computer Hardware                                    10.21
 Internet Retail                                       7.49
 Communications Equipment                              6.72
 Computer Storage & Peripherals                        3.24
 IT Consulting & Other Services                        2.93
 Hotels, Resorts & Cruise Lines                        2.53
 Electronic Manufacturing Services                     1.57
 Publishing                                            1.47
 Semiconductor Equipment                               1.42
 Electronic Components                                 1.36
 Home Entertainment Software                           1.31
 Electrical Components & Equipment                     0.86
                                                   -----------
 Long Term Investments                                97.73
 Short Term Investment                                 0.56
                                                   -----------
 Total Investments                                    98.29
 Net Other Assets and Liabilities                      1.71
                                                   -----------
                                                     100.00%
                                                   ===========


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


1. All percentages are based on the net assets of the Henderson Global Technology Fund (the "Fund") as of April 30, 2010.

2. Net unrealized appreciation of the Fund's investment securities was $47,720,713 of which $48,345,342 related to the appreciated investment securities and $624,629 related to depreciated investment securities for the fiscal quarter ended April 30, 2010.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 defines fair value, establishes a framework for measuring fair value generally accepted accounting principles ("GAAP") and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

On January 21, 2010, the FASB issued an ASU, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the Fund is evaluating the implications of the amendment to ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

 ---------------------------------------------------------------------------------------------------------------
                                                      QUOTED
                                                     PRICES IN
                                                      ACTIVE      SIGNIFICANT
                                                    MARKETS FOR      OTHER         SIGNIFICANT
                                                     IDENTICAL    OBSERVABLE      UNOBSERVABLE
                                                      ASSETS        INPUTS           INPUTS
DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)*        (LEVEL 3)         TOTAL
 ---------------------------------------------------------------------------------------------------------------
Common Stocks
    Argentina                                     $    3,011,335           $--                $-- $   3,011,335
    China                                              8,333,954     3,123,586                 --    11,457,540
    Germany                                                   --     3,009,293                 --     3,009,293
    Ireland                                            2,998,635            --                 --     2,998,635
    Netherlands                                        5,168,419     2,871,602                 --     8,040,021
    Switzerland                                               --     2,583,655                 --     2,583,655
    Taiwan                                                    --    19,994,618                 --    19,994,618
    United Kingdom                                       537,451     8,986,937                 --     9,524,388
    United States                                    137,569,380            --                 --   137,569,380
 ---------------------------------------------------------------------------------------------------------------
Total Common Stock                                   157,619,174    40,569,691                 --   198,188,865
 ---------------------------------------------------------------------------------------------------------------
Short Term Investment                                  1,141,037            --                 --     1,141,037
 ---------------------------------------------------------------------------------------------------------------
Total Investments                                    158,760,211    40,569,691                 --   199,329,902
 ---------------------------------------------------------------------------------------------------------------
Total                                             $  158,760,211 $  40,569,691                $-- $ 199,329,902
 ---------------------------------------------------------------------------------------------------------------

* Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold. These investments in securities were classified as Level 2 rather than Level 1.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds' financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended April 30, 2010.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
APRIL 30, 2010


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 91.05%

               AUSTRALIA - 1.13%
    2,186,013  QBE Insurance Group, Ltd. $   42,535,073
                                          --------------
               CHINA - 7.07%
  144,979,000  Bank of China, Ltd.,
               Class H                       74,583,532
      753,710  Ctrip.com International,
               Ltd., ADR *                   27,525,489
   24,550,000  Guangzhou R&F Properties
               Co., Ltd, Class H             32,006,087
   95,100,000  Industrial & Commercial
               Bank of China, Ltd.,
               Class H                       69,764,718
   34,772,000  PetroChina Co., Ltd.,
               Class H                       40,086,513
    1,098,100  Tencent Holdings, Ltd.        22,543,014
                                          --------------
                                            266,509,353
                                          --------------
               FINLAND - 1.44%
    2,200,000  Sampo Oyj , A Shares          54,283,974
                                          --------------
               FRANCE - 10.58%
    1,478,678  Essilor International
               S.A.                          90,360,285
    1,000,000  Sanofi-Aventis S.A. *         68,473,378
    1,476,196  Sodexho                       90,681,582
    1,391,076  Total S.A.                    75,378,181
    2,800,000  Vivendi Universal S.A.        73,694,958
                                          --------------
                                            398,588,384
                                          --------------
               GERMANY - 5.21%
    1,650,000  HeidelbergCement AG          102,562,594
      950,000  Siemens AG                    93,919,551
                                          --------------
                                            196,482,145
                                          --------------
               HONG KONG - 2.75%
    6,060,000  China Mobile, Ltd.            59,334,134
   24,622,000  Sino Land Co., Ltd.           44,188,647
                                          --------------
                                            103,522,781
                                          --------------
               INDIA - 1.47%
    1,070,000  State Bank of India           55,293,278
                                          --------------
               IRELAND - 1.63%
    2,183,659  CRH plc                       61,261,372
                                          --------------


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------

               JAPAN - 17.66%
   13,970,000  Daiwa Securities Group,
               Inc.                      $   72,345,643
      305,900  Keyence Corp.                 72,955,045
      247,600  Nintendo Co., Ltd.            83,215,932
    3,419,000  NSD Co., Ltd. (a)             41,819,674
       47,463  NTT DoCoMo, Inc.              73,828,003
    8,947,000  Sekisui Chemical Co.,
               Ltd.                          61,113,402
    2,176,300  Sumitomo Mitsui Financial
               Group, Inc.                   71,799,231
      897,600  TDK Corp.                     56,827,839
      823,220  Yamada Denki Co., Ltd.        64,029,178
    4,698,100  Yamato Holdings Co., Ltd.     67,556,443
                                          --------------
                                            665,490,390
                                          --------------
               KOREA - 1.40%
    1,095,000  KB Financial Group, Inc.      52,938,387
                                          --------------
               LUXEMBOURG - 2.51%
    2,404,859  ArcelorMittal                 94,737,224
                                          --------------
               NETHERLANDS - 3.12%
    1,581,759  Akzo Nobel N.V.               92,975,944
      476,015  VistaPrint N.V. *             24,552,854
                                          --------------
                                            117,528,798
                                          --------------
               SINGAPORE - 3.10%
    6,793,500  DBS Group Holdings, Ltd.      75,264,013
    5,850,000  Keppel Corp., Ltd.            41,557,819
                                          --------------
                                            116,821,832
                                          --------------
               SPAIN - 2.17%
    1,330,344  Industria de Diseno
               Textil S.A.                   81,777,550
                                          --------------
               SWITZERLAND - 8.00%
      819,442  Kuehne & Nagel
               International AG              85,247,123
      450,000  Roche Holding AG              71,069,879
      300,089  Syngenta AG                   76,200,746
      309,445  Zurich Financial Services
               AG                            68,992,274
                                          --------------
                                            301,510,022
                                          --------------
               TAIWAN - 1.25%
    7,650,000  Siliconware Precision
               Industries Co., ADR           47,047,500
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
APRIL 30, 2010 (CONTINUED)


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               UNITED KINGDOM - 16.50%
    1,178,168  Autonomy Corp., plc *     $   32,419,663
   14,000,000  BAE Systems plc               73,589,897
    4,500,000  Cairn Energy plc *            27,473,091
    7,324,725  Capita Group plc              89,431,549
   15,359,212  Essar Energy, Ltd. *          98,701,584
   15,363,636  Gartmore Group, Ltd. *        36,428,037
    2,700,000  Imperial Tobacco Group
               plc                           77,070,801
    1,633,552  Reckitt Benckiser Group
               plc                           84,781,140
    5,884,376  Tullow Oil plc               101,788,478
                                          --------------
                                            621,684,240
                                          --------------
               UNITED STATES - 4.06%
      142,888  Apple, Inc. *                 37,310,915
    1,312,809  Cisco Systems, Inc. *         35,340,818
      102,288  First Solar, Inc. *           14,683,442
       53,369  Google, Inc., Class A *       28,042,207
      450,000  Intel Corp.                   10,273,500
      790,919  NetApp, Inc. *                27,421,162
                                          --------------
                                            153,072,044
                                          --------------

               TOTAL COMMON STOCK
               (Cost $3,195,278,191)      3,431,084,347
                                          --------------

PREFERRED STOCK - 5.33%

               GERMANY - 5.33%
    1,327,292  Fresenius AG                  96,047,873
    1,086,620  Volkswagen AG                104,772,157
                                          --------------
                                            200,820,030
                                          --------------

               TOTAL PREFERRED STOCK
               (Cost $172,848,897)          200,820,030
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $3,368,127,088)      3,631,904,377
                                          --------------

SHORT TERM INVESTMENTS - 4.71%

  102,625,289  Fidelity Institutional
               Treasury Portfolio           102,625,289
   75,000,000  Henderson Money Market
               Fund (a)                      75,000,000
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $177,625,289)          177,625,289
                                          --------------
TOTAL INVESTMENTS - 101.09%
               (Cost $3,545,752,377)    $ 3,809,529,666
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  (1.09)%                                   (41,171,612)
                                          --------------
TOTAL NET ASSETS - 100.00%                3,768,358,054
                                          --------------

        *  Non income producing security

      (a) Affiliated holding, see notes to financial statements for further information.

      ADR  American Depositary Receipt


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

 INTERNATIONAL OPPORTUNITIES FUND
 APRIL 30, 2010


 OTHER INFORMATION:

 INDUSTRY CONCENTRATION AS                          % OF NET
 A PERCENTAGE OF NET ASSETS:                         ASSETS
 -------------------------------------------------------------
 Diversified Banks                                   10.60%
 Oil & Gas Exploration & Production                   6.05
 Construction Materials                               4.35
 Pharmaceuticals                                      3.71
 Industrial Conglomerates                             3.59
 Wireless Telecommunication Services                  3.54
 Multi-line Insurance                                 3.27
 Integrated Oil & Gas                                 3.06
 Automobile Manufacturers                             2.78
 Health Care Equipment                                2.55
 Steel                                                2.51
 Diversified Chemicals                                2.47
 Restaurants                                          2.41
 Health Care Supplies                                 2.40
 Human Resource & Employment Services                 2.37
 Marine                                               2.26
 Household Products                                   2.25
 Home Entertainment Software                          2.21
 Apparel Retail                                       2.17
 Tobacco                                              2.05
 Fertilizers & Agricultural Chemicals                 2.02
 Real Estate Development                              2.02
 Internet Software & Services                         1.99
 Application Software                                 1.97
 Movies & Entertainment                               1.95
 Aerospace & Defense                                  1.95
 Electronic Equipment & Instruments                   1.94
 Investment Banking & Brokerage                       1.92
 Air Freight & Logistics                              1.79
 Computer & Electronics Retail                        1.70
 Homebuilding                                         1.62
 Semiconductors                                       1.52
 Electronic Components                                1.51
 Property & Casualty Insurance                        1.13
 Computer Hardware                                    0.99
 Asset Management & Custody Banks                     0.97
 Communications Equipment                             0.94
 Hotels, Resorts & Cruise Lines                       0.73
 Computer Storage & Peripherals                       0.73
 Electrical Components & Equipment                    0.39
                                                   -----------
 Long Term Investments                               96.38
 Short Term Investment                                4.71
                                                   -----------
 Total Investments                                  101.09
 Net Other Assets and Liabilities                    (1.09)
                                                   -----------
                                                    100.00%
                                                   ===========


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)


1. All percentages are based on the net assets of the Henderson International Opportunities Fund (the "Fund") as of April 30, 2010.

2. Net unrealized appreciation of the Fund's investment securities was $263,777,289 of which $489,396,495 related to the appreciated investment securities and $225,619,206 related to depreciated investment securities for the fiscal quarter ended April 30, 2010.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 defines fair value, establishes a framework for measuring fair value generally accepted accounting principles ("GAAP") and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

On January 21, 2010, the FASB issued an ASU, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the Fund is evaluating the implications of the amendment to ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

 ----------------------------------------------------------------------------------------------------------------
                                                       QUOTED
                                                     PRICES IN
                                                      ACTIVE      SIGNIFICANT
                                                    MARKETS FOR      OTHER        SIGNIFICANT
                                                     IDENTICAL    OBSERVABLE     UNOBSERVABLE
                                                      ASSETS        INPUTS          INPUTS
DESCRIPTION                                          (LEVEL 1)    (LEVEL 2) *      (LEVEL 3)        TOTAL
 ----------------------------------------------------------------------------------------------------------------
Common Stocks
    Australia                                                $--  $  42,535,073               $--$     42,535,073
    China                                             27,525,489    238,983,864                --     266,509,353
    Finland                                                   --     54,283,974                --      54,283,974
    France                                                    --    398,588,384                --     398,588,384
    Germany                                                   --    196,482,145                --     196,482,145
    Hong Kong                                                 --    103,522,781                --     103,522,781
    India                                                     --     55,293,278                --      55,293,278
    Ireland                                                   --     61,261,372                --      61,261,372
    Japan                                                     --    665,490,390                --     665,490,390
    Korea                                                     --     52,938,387                --      52,938,387
    Luxembourg                                                --     94,737,224                --      94,737,224
    Netherlands                                       24,552,854     92,975,944                --     117,528,798
    Singapore                                                 --    116,821,832                --     116,821,832
    Spain                                                     --     81,777,550                --      81,777,550
    Switzerland                                               --    301,510,022                --     301,510,022
    Taiwan                                            47,047,500             --                --      47,047,500
    United Kingdom                                            --    621,684,240                --     621,684,240
    United States                                    153,072,044             --                --     153,072,044
 ----------------------------------------------------------------------------------------------------------------
Total Common Stock                                   252,197,887  3,178,886,460                --   3,431,084,347
 ----------------------------------------------------------------------------------------------------------------
Preferred Stock
    Germany                                                   --    200,820,030                --     200,820,030
 ----------------------------------------------------------------------------------------------------------------
Total Preferred Stock                                         --    200,820,030                --     200,820,030
 ----------------------------------------------------------------------------------------------------------------
Short Term Investments                               177,625,289             --                --     177,625,289
 ----------------------------------------------------------------------------------------------------------------
Total Investments                                    429,823,176  3,379,706,490                --   3,809,529,666
 ----------------------------------------------------------------------------------------------------------------
Total                                             $  429,823,176 $3,379,706,490               $-- $ 3,809,529,666
 ----------------------------------------------------------------------------------------------------------------
Other Financial Instruments **                                --      2,377,064                 --      2,377,064
 ----------------------------------------------------------------------------------------------------------------
Total                                             $  429,823,176 $3,382,083,554               $-- $ 3,811,906,730
-----------------------------------------------------------------------------------------------------------------

* Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold. These investments in securities were classified as Level 2 rather than Level 1.

**Other financial instruments are derivative instruments such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds' financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations.

The Fund held the following open forward foreign currency contracts at April 30, 2010:

                                                                                                  Unrealized
                              Value date          Local amount         Current value       appreciation/depreciation
                            ----------------     ----------------     ----------------     -------------------------
Japanese Yen Short                  5/14/10      $  4,621,250,000     $     49,199,387     $               2,377,064

The following is a summary of realized gains/losses and change in unrealized gain/loss incurred on forward foreign currency contracts during the period ended April 30, 2010:

                                           Change in
                         Realized         unrealized
Currency                   gain            gain/loss
-------------------------------------------------------

Japanese Yen           $(4,044,074)       $3,774,272
-------------------------------------------------------

During the period ended April 30, 2010, the Fund's average notional value related to open forward currency contracts was $49 million or 1.3% of net assets

5. An affiliated person of a fund may include any company in which the fund owns five percent of more of its outstanding voting shares. At April 30, 2010, the Fund held 6.68% NSD Co., Ltd. On April 30, 2010 the Fund owned 91.52% of the Henderson Money Market Fund. Transactions in affiliates during the period ended April 30, 2010 were as follows:

                                       BALANCE OF                                          BALANCE OF
                                       SHARES HELD                                         SHARES HELD
            AFFILIATE                    1/31/10          PURCHASE          SALES           4/30/2010         VALUE
----------------------------------- ----------------- ---------------- ---------------- ----------------- --------------
NSD Co., Ltd.                              3,419,000                -                -         3,419,000    $41,819,674
Henderson Money Market Fund               45,000,000      202,993,925    (172,993,925)        75,000,000     75,000,000
----------------------------------- ----------------- ---------------- ---------------- ----------------- --------------

The Aggregate cost & value of affiliates at April 30, 2010 is $119,129,923 and $116,819,674, respectively. Investments in affiliates represented 3.10% of the total net assets as of April 30, 2010.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

JAPAN-ASIA FOCUS FUND
APRIL 30, 2010


                                                VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 97.53%

               CHINA - 4.04%
    1,324,000  Bank of China, Ltd.,
               Class H                   $      681,123
      288,000  Guangzhou R&F Properties
               Co., Ltd., Class H               375,469
                                          --------------
                                              1,056,592
                                          --------------
               HONG KONG - 2.32%
      337,000  Sino Land Co., Ltd.              604,808
                                          --------------

               JAPAN - 88.86%
       15,400  ABC-Mart, Inc.            $      550,774
       33,200  Asahi Breweries, Ltd.            597,632
       10,300  Benesse Holdings, Inc.           474,766
       43,600  Bridgestone Corp.                727,565
       20,100  Canon, Inc.                      917,665
       44,600  Credit Saison Co., Ltd.          653,633
       57,000  Daiwa House Industry Co.,
               Ltd.                             612,303
      163,000  Daiwa Securities Group,
               Inc.                             844,119
       15,420  Hakuhodo DY Holdings,
               Inc.                             875,325
        2,400  Keyence Corp.                    572,384
       78,400  Leopalace21 Corp. *              491,458
      263,400  Mitsubishi UFJ Financial
               Group, Inc.                    1,370,451
       35,100  Mitsui Sumitomo Insurance
               Group Holdings, Inc.           1,008,317
      363,900  Mizuho Financial Group,
               Inc.                             700,756
        7,900  Murata Manufacturing Co.,
               Ltd.                             465,012
        2,500  Nintendo Co., Ltd.               840,226
       15,000  Nippon Telegraph and
               Telephone Corp.                  608,866
        1,630  Nippon Television Network
               Corp.                            244,300
       25,900  NS Solutions Corp.               585,625
       29,900  NSD Co., Ltd.                    365,723
          557  NTT DoCoMo, Inc.                 866,405
       48,100  Renesas Electronics Corp.*       658,647
       17,200  Secom Co., Ltd.                  744,032
       77,000  Sekisui Chemical Co.,
               Ltd.                             525,956
       29,100  Seven & I Holdings Co.,
               Ltd.                             743,025
       14,600  Shin-Etsu Chemical Co.,
               Ltd.                             843,065
       30,400  Sumitomo Mitsui Financial
               Group, Inc.                    1,002,939
       14,500  Takeda Pharmaceutical
               Co., Ltd.                        624,020
        6,700  TDK Corp.                        424,183
          231  The Dai-ichi  Life
               Insurance Co., Ltd.(a)           394,693
       31,600  Tokyo Broadcasting
               System, Inc.                     547,773
       23,300  Xebio Co., Ltd.                  495,790
       13,510  Yamada Denki Co., Ltd.         1,050,794
       54,400  Yamato Holdings Co., Ltd.        782,246
                                          --------------
                                             23,210,468
                                          --------------
               SINGAPORE - 2.31%
       54,500  DBS Group Holdings, Ltd.         603,796
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

JAPAN-ASIA FOCUS FUND
APRIL 30, 2010 (CONTINUED)


               TOTAL LONG TERM
               INVESTMENTS
               (Cost $23,850,714)        $   25,475,664
                                          --------------

SHORT TERM INVESTMENT - 1.52%

      397,342  Fidelity Institutional
               Treasury Portfolio               397,342
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $397,342)                  397,342
                                          --------------
TOTAL INVESTMENTS - 99.05%
               (Cost $24,248,056)            25,873,006
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  0.95%                                         248,636
                                          --------------
TOTAL NET ASSETS - 100.00%               $   26,121,642
                                           ------------

        *  Non income producing security

      (a) Fair valued at April 30, 2010 as determined in good faith using procedures adopted by Board of Trustees.

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

 JAPAN-ASIA FOCUS FUND
 APRIL 30, 2010


 OTHER INFORMATION:

 INDUSTRY CONCENTRATION AS                          % OF NET
 A PERCENTAGE OF NET ASSETS:                         ASSETS
 -------------------------------------------------------------
 Diversified Banks                                   16.69%
 Diversified Real Estate Activities                   4.22
 Computer & Electronics Retail                        4.02
 Property & Casualty Insurance                        3.86
 Real Estate Development                              3.75
 Office Electronics                                   3.51
 Electronic Components                                3.40
 Advertising                                          3.35
 Wireless Telecommunication Services                  3.32
 Investment Banking & Brokerage                       3.23
 Specialty Chemicals                                  3.23
 Home Entertainment Software                          3.22
 Broadcasting                                         3.04
 Air Freight & Logistics                              3.00
 Security & Alarm Services                            2.85
 Food Retail                                          2.84
 Tires & Rubber                                       2.79
 Semiconductors                                       2.52
 Consumer Finance                                     2.50
 Pharmaceuticals                                      2.39
 Integrated Telecommunication Services                2.33
 Brewers                                              2.29
 IT Consulting & Other Services                       2.24
 Electronic Equipment & Instruments                   2.19
 Apparel Retail                                       2.11
 Homebuilding                                         2.01
 Specialty Stores                                     1.90
 Education Services                                   1.82
 Life & Health Insurance                              1.51
 Application Software                                 1.40
                                                   -----------
 Long Term Investments                               97.53
 Short Term Investment                                1.52
                                                   -----------
 Total Investments                                   99.05
 Net Other Assets and Liabilities                     0.95
                                                   -----------
                                                    100.00%
                                                   ===========


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)



1. All percentages are based on the net assets of the Henderson Japan-Asia Focus Fund (the "Fund") as of April 30, 2010.

2. Net unrealized appreciation of the Fund's investment securities was $1,624,950 of which $3,967,519 related to the appreciated investment securities and $2,342,569 related to depreciated investment securities for the fiscal quarter ended April 30, 2010.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 defines fair value, establishes a framework for measuring fair value generally accepted accounting principles ("GAAP") and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

On January 21, 2010, the FASB issued an ASU, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the Fund is evaluating the implications of the amendment to ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at value:

 ----------------------------------------------------------------------------------------------------------------
                                                      QUOTED
                                                     PRICES IN
                                                      ACTIVE      SIGNIFICANT
                                                    MARKETS FOR      OTHER         SIGNIFICANT
                                                     IDENTICAL    OBSERVABLE      UNOBSERVABLE
                                                      ASSETS        INPUTS           INPUTS
DESCRIPTION                                          (LEVEL 1)    (LEVEL 2) *       (LEVEL 3)          TOTAL
 ----------------------------------------------------------------------------------------------------------------
Common Stocks
    China                                                    $-- $   1,056,592                $--  $    1,056,592
    Hong Kong                                                 --       604,808                 --         604,808
    Japan                                                     --    22,815,775            394,693      23,210,468
    Singapore                                                 --       603,796                 --         603,796
 ----------------------------------------------------------------------------------------------------------------
Total Common Stock                                            --    25,080,971            394,693      25,475,664
 ----------------------------------------------------------------------------------------------------------------
Short Term Investment                                    397,342            --                 --         397,342
 ----------------------------------------------------------------------------------------------------------------
Total Investments                                        397,342    25,080,971            394,693      25,873,006
 ----------------------------------------------------------------------------------------------------------------
Total                                             $      397,342 $  25,080,971 $          394,693  $   25,873,006
 ----------------------------------------------------------------------------------------------------------------

* Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specified threshold. These investments in securities were classified as Level 2 rather than Level 1.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:




                                                                                 CHANGE IN
                                                       ACCRUED                   UNREALIZED
                                        BALANCE AS    DISCOUNTS/    REALIZED    APPRECIATION       NET           NET
INVESTMENTS IN SECRUITIES             AUGUST 1, 2009   PREMIUMS   GAIN/(LOSS)  (DEPRECIATION)   PURCHASESES     SALES
-------------------------------------------------------------------------------------------------------------------------


Common Stocks
     Japan
        The Dai Ichi Life
         Insurance Co., Ltd.                     $0          $0           $0         $36,355       $358,338       $0


                                                                                                      ENDING
                                                                                                    UNREALIZED
                                                                                                  APPRECIATION
                                                                                                  (DEPRECIATION)
                                                                                                FROM INVESTMENTS
                                       NET TRANSFERS IN  NET TRANSFERS        BALANCE AS OF     HELD AT APRIL 30,
INVESTMENTS IN SECRUITIES                 TO LEVEL 3     OUT OF LEVEL 3       APRIL 30, 2010           2010
-----------------------------------------------------------------------------------------------------------------


Common Stocks
     Japan
        The Dai Ichi Life
         Insurance Co., Ltd.                        $0              $0              $394,693             $36,355



The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds' financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended April 30, 2010.

ITEM 2.           CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3.           EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS



By:      /s/ Sean M. T. Dranfield
         ------------------------
         Sean M. T. Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:      /s/ Sean M. T. Dranfield
         ------------------------
         Sean M. T. Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    June 28, 2010



By:      /s/ Troy Statczar
         -----------------
         Troy Statczar
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    June 28, 2010